INCOME TAX (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Deferred Tax Asset [Abstract]
Net operating loss carryforward	$ 10,861	$ 10,861
Organizational costs/Startup expenses	78,848	78,848
Total deferred tax asset	89,709	89,709
Valuation allowance	(89,709)	(89,709)
Deferred tax asset, net of allowance	0	0
Federal [Abstract]
Current		0
Deferred		(89,709)
State [Abstract]
Current		0
Deferred		0
Change in valuation allowance		89,709
Income tax provision	0	0
Operating Loss Carryforwards [Abstract]
Net operating loss carryover	$ 52,000	$ 52,000
Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate		21.00%
State taxes, net of federal tax benefit		0.00%
Change in valuation allowance		(21.00%)
Income tax provision		0.00%